BNY Mellon Emerging Markets Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.7%
Australia — .5%
BHP Group Ltd.	31,979	779,658
Brazil — 5.2%
Banco Bradesco SA, ADR	902,548	2,599,338
Raia Drogasil SA	944,987	2,471,720
TOTVS SA	208,664	1,559,280
WEG SA	233,943	1,736,320
		8,366,658
Chile — 1.2%
Antofagasta PLC	77,803	1,855,977
China — 23.1%
Alibaba Group Holding Ltd.	105,500	1,532,495
ANTA Sports Products Ltd.	278,800	3,393,843
BYD Co. Ltd., Cl. H	34,000	1,703,230
China Merchants Bank Co. Ltd., Cl. H	348,500	2,173,375
Contemporary Amperex Technology Co. Ltd., Cl. A	70,700	2,456,311
Haidilao International Holding Ltd.(a)	710,000	1,365,472
JD.com, Inc., Cl. A	223,100	3,667,545
Midea Group Co. Ltd., Cl. A	548,000	6,020,898
NARI Technology Co. Ltd., Cl. A	624,637	1,926,234
NetEase, Inc.	90,800	2,208,308
Tencent Holdings Ltd.	172,600	10,966,487
		37,414,198
France — 1.8%
TotalEnergies SE	50,499	2,962,137
Greece — 1.2%
Eurobank Ergasias Services and Holdings SA	644,810	1,986,322
Hong Kong — 4.3%
AIA Group Ltd.	361,000	3,022,491
Hong Kong Exchanges & Clearing Ltd.	60,300	3,043,800
Pacific Basin Shipping Ltd.	3,699,000	915,185
		6,981,476
India — 21.0%
Eternal Ltd.(b)	699,234	1,947,233
HDFC Bank Ltd.	154,347	3,507,911
ICICI Bank Ltd.	154,964	2,618,136
Info Edge India Ltd.	84,477	1,409,184
Infosys Ltd.	75,550	1,379,632
KEI Industries Ltd.	43,904	1,852,202
Mahindra & Mahindra Ltd.	82,305	2,863,050
MakeMyTrip Ltd.(b)	37,632	3,824,540
Marico Ltd.	304,951	2,553,107
Reliance Industries Ltd.	183,569	3,048,007
Supreme Industries Ltd.	35,653	1,727,426
Tata Consultancy Services Ltd.	49,573	2,006,323
Titan Co. Ltd.	83,989	3,489,114
Tube Investments of India Ltd.	50,623	1,811,425
		34,037,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Indonesia — .9%
Bank Rakyat Indonesia Persero Tbk PT	5,381,700	1,470,139
Ireland — .5%
PDD Holdings, Inc., ADR(b)	8,411	811,746
Mexico — 2.6%
Banco del Bajio SA(a)	239,179	620,760
Fomento Economico Mexicano SAB de CV	107,645	1,143,548
Grupo Financiero Banorte SAB de CV, Cl. O	109,941	975,049
Qualitas Controladora SAB de CV	140,144	1,502,957
		4,242,314
Peru — 1.5%
Credicorp Ltd.	11,260	2,384,981
Philippines — .5%
Ayala Corp.	82,510	857,708
Russia — .0%
LUKOIL PJSC, ADR(b),(c)	85,809	0
Sberbank of Russia PJSC, ADR(b),(c)	884,047	0
X5 Retail Group NV, GDR(b),(c)	198,889	0
		0
Singapore — 2.3%
Grab Holdings Ltd., Cl. A(b)	169,068	823,361
Trip.com Group Ltd.	44,850	2,825,611
		3,648,972
South Africa — 3.4%
Bidvest Group Ltd.	117,876	1,596,742
Clicks Group Ltd.	129,468	2,794,767
Shoprite Holdings Ltd.	72,827	1,182,606
		5,574,115
South Korea — 7.1%
HD Hyundai Marine Solution Co. Ltd.	21,948	2,860,223
KT Corp.	56,364	2,075,300
LG Energy Solution Ltd.(b)	5,411	1,121,654
Samsung Electronics Co. Ltd.	35,049	1,427,668
SK Hynix, Inc.	27,466	4,071,028
		11,555,873
Sweden — .9%
Epiroc AB, Cl. A	63,161	1,413,175
Taiwan — 17.3%
Advantech Co. Ltd.	108,000	1,232,494
Airtac International Group	32,527	1,012,653
Chroma ATE, Inc.	184,000	2,059,896
Delta Electronics, Inc.	246,000	3,070,024
MediaTek, Inc.	51,000	2,144,251
Sinbon Electronics Co. Ltd.	178,000	1,380,950
Taiwan Semiconductor Manufacturing Co. Ltd.	417,000	13,455,428
Uni-President Enterprises Corp.	1,365,000	3,625,607
		27,981,303
United States — .9%
Schlumberger NV	41,551	1,373,260

Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Uruguay — 2.5%
MercadoLibre, Inc.(b)	1,604	4,111,517
Total Common Stocks (cost $137,200,963)		159,808,819

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,581,515)	4.42	1,581,516	1,581,515
Total Investments (cost $138,782,478)		99.7%	161,390,334
Cash and Receivables (Net)		.3%	477,858
Net Assets		100.0%	161,868,192

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $1,986,232 or 1.2% of net assets.

(b)	Non-income producing security.
(c)	The fund held Level 3 securities at May 31, 2025. These securities were valued at $0 or .0% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Emerging Markets Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	159,808,819	—	0	159,808,819
Investment Companies	1,581,515	—	—	1,581,515
	161,390,334	—	0	161,390,334

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $22,607,856, consisting of $44,221,934 gross unrealized appreciation and $21,614,078 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.